Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Allowances for bad debts and cash discounts	$ 99,819	$ 32,834
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	8,344,975	8,344,785
Treasury stock, shares (in shares)	1,488,966	1,435,248